Income Taxes - Schedule of Components of Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current expense:
Federal	$ 1,012	$ 784	$ 980
State	135	96	65
Total current expense	1,147	880	1,045
Deferred expense:
Federal	(390)	316	245
State	(19)	54	118
Total deferred expense	(409)	370	363
Provision for income taxes	$ 738	$ 1,250	$ 1,408